Financial risk - Offset financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 10,805	$ 27,778
Net amount of assets presented in the consolidated statement of financial position	10,805	27,778
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(5,030)	(24,720)
Net Amount	5,775	3,058
Derivative financial instruments used for hedging
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	10,805	27,778
Net amount of assets presented in the consolidated statement of financial position	10,805	27,778
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(5,030)	(24,720)
Net Amount	$ 5,775	$ 3,058